Loans and Leases (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The recorded investment of loans by class of loan based on payment activity
Consumer Loans, Gross	$ 5,231	$ 7,090
Consumer Real Estate, Gross	28,635	30,152
Total Loans	33,866	37,242
Average investment in impaired loans	3,646	4,235	5,062
Related allowance for loan losses	642	836	256
Partial charge-offs
Interest income recognized on a cash basis on impaired loans
Commercial and Other Loans [Member]
The recorded investment of loans by class of loan based on payment activity
Average investment in impaired loans	32	46
Related allowance for loan losses	23	7
Commercial Real Estate [Member]
The recorded investment of loans by class of loan based on payment activity
Average investment in impaired loans	3,112	3,807
Related allowance for loan losses	619	829
Consumer Real Estate [Member]
The recorded investment of loans by class of loan based on payment activity
Consumer Real Estate, Gross	28,525	30,152
Average investment in impaired loans	502	382
Performing [Member]
The recorded investment of loans by class of loan based on payment activity
Consumer Loans, Gross	5,214	7,063
Consumer Real Estate, Gross	28,247	29,705
Total Loans	33,461	36,768
Non-performing [Member]
The recorded investment of loans by class of loan based on payment activity
Consumer Loans, Gross	17	27
Consumer Real Estate, Gross	388	447
Total Loans	$ 405	$ 474